Loans and Allowance for Credit Losses (Troubled Debt Restructurings by Class) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment		¥ 257,399	¥ 412,507	¥ 282,665
Troubled debt restructurings, Post-modification outstanding recorded investment		217,210	399,849	258,345
Troubled debt restructurings that subsequently defaulted, Recorded Investment		165,049	14,666	29,904
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]		1,594	7,616
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]		1,594	7,616
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]
Commercial [Member] | Domestic [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	116,299	324,055	175,011
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	76,530	312,215	151,505
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	150,142	5,234	22,503
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	63,304	239,793	93,968
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	23,535	227,953	70,462
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	147,025	1,769	11,644
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	2,881	5,053	3,435
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	2,881	5,053	3,435
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	6	322	86
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	7,167	13,555	21,977
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	7,167	13,555	21,977
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	745	119	1,174
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	12,226	16,024	13,149
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	12,226	16,024	13,149
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	1,193	452	1,481
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	27,545	43,643	32,458
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	27,545	43,643	32,458
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	1,090	2,044	5,834
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]		12	1
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]		12	1
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	869	2,434	1,802
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	869	2,434	1,802
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	20	264	1,639
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	1,240	2,005	4,414
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	1,240	2,005	4,414
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	40	149	152
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	1,067	1,536	3,807
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	1,067	1,536	3,807
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	23	115	493
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	23,849	3,090	20,175
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	23,849	2,927	20,175
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]
Residential [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	19,316	26,073	32,777
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	19,316	26,073	32,777
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	284	345	474
Card [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	16,002	19,275	17,141
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	15,670	19,015	16,869
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	4,479	4,793	4,015
MUAH [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	64,064	18,624	29,945
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	64,064	18,258	29,403
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	3,925	2,839	¥ 2,912
Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	17,869	19,796
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	17,781	19,767
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	¥ 6,219	¥ 1,455

[1]	For the fiscal year ended March 31, 2014, extension of the stated maturity date of loans was the primary concession type in the Commercial and Residential segments, whereas reduction in the stated rate and payment deferrals were the primary concession types in the Card and MUAH segments, respectively. For the fiscal years ended March 31, 2015 and 2016, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment and payment deferrals was the primary concession type in the MUAH segment.
[2]	TDRs for the Commercial and Residential segments include accruing loans with concessions granted, and do not include nonaccrual loans with concessions granted.
[3]	TDRs for the Card, MUAH and Krungsri segments include accrual and nonaccrual loans.